COMMON STOCK (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 11, 2024	Jan. 09, 2024	Mar. 31, 2024	Dec. 31, 2023	Jul. 31, 2024	Mar. 16, 2023	Jan. 31, 2023	Dec. 31, 2022
Global Partner Acquisition Corp II [Member]
Class of Stock [Line Items]
Shares holders term description				The Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then an additional 12.5% on the attainment of each of a series of certain “shareholder return” targets exceeding 20%, 30%, 40% and 50%, as further defined in the agreement. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Ordinary shares subject to possible redemption			1,794,585	3,931,719
Preferred stock, shares authorized			5,000,000	5,000,000				5,000,000
Preferred stock, par value			$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares issued			0	0				0
Preferred stock, shares outstanding			0	0				0
Share-based compensation arrangement by share-based payment award description			The Founder Shares are subject to vesting as follows: 50% upon the completion of a Business Combination and then an additional 12.5% on the attainment of each of a series of certain “shareholder return” targets exceeding 20%, 30%, 40% and 50%, as further defined in the agreement. Certain events, as defined in the agreement, could trigger an immediate vesting under certain circumstances. Founder Shares that do not vest within an eight-year period from the closing of the Business Combination will be cancelled.
Common stock, par value				$ 0.00001
Global Partner Acquisition Corp II [Member] | 2024 Extension Meeting [Member]
Class of Stock [Line Items]
Ordinary shares subject to possible redemption	2,137,134
Issuance of common stock related to early exercised stock options (Note 3)	$ 2,137,134
Redemption price	$ 11.05
Global Partner Acquisition Corp II [Member] | 2024 Extension Meeting [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of common stock related to early exercised stock options (Note 3)	$ 2,137,134
Redemption price	$ 11.05
Redemption amount	$ 23,615,331
Global Partner Acquisition Corp II [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			500,000,000	500,000,000				500,000,000
Common stock, shares issued			0	0				0
Common stock, shares outstanding			0	0				0
Ordinary shares subject to possible redemption			1,794,585	3,931,719				30,000,000
Redemption price			$ 11.26	$ 11.12				$ 10.16
Non-redemption agreements				$ 1,503,254
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Global Partner Acquisition Corp II [Member] | Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Issuance of common stock related to early exercised stock options (Note 3)		$ 2,137,134
Redemption price		$ 11.05
Redemption amount		$ 23,615,331
Global Partner Acquisition Corp II [Member] | Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			50,000,000	50,000,000				50,000,000
Common stock, shares issued			7,500,000	7,500,000				7,500,000
Common stock, shares outstanding			7,500,000	7,500,000				7,500,000
Non-redemption agreements				$ 127,777
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Global Partner Acquisition Corp II [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized			550,000,000	550,000,000
Stardust Power Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized			15,000,000	15,000,000
Common stock, shares issued			9,017,300	9,017,300
Common stock, shares outstanding			9,017,300	9,017,300
Common stock, par value			$ 0.00001	$ 0.00001
Reserved shares of common stock for future issuance			205,000	205,000		500,000
Stardust Power Inc [Member] | Board of Directors Chairman [Member] | Two Thousand Twenty Three Equity Plan [Member]
Class of Stock [Line Items]
Common stock, shares authorized					250,000